Cover	Mar. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2024
Entity File Number	000-56307
Entity Registrant Name	Osprey Bitcoin Trust
Entity Central Index Key	0001767057
Entity Tax Identification Number	83-2424407
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1241 Post Road
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06824
City Area Code	(914)
Local Phone Number	214-4697
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false